UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D
                              ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                      THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                        April 26, 2006 to May 25, 2006

Commission File Number of issuing entity: 333-127834-14

                     Citigroup Mortgage Loan Trust 2006-CB3
--------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-127834

                       Citigroup Mortgage Loan Trust Inc.
--------------------------------------------------------------------------------
             (Exact name of depositor as specified in its charter)


              Credit-Based Asset Servicing and Securitization LLC
-------------------------------------------------------------------------------
              (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                      organization of the issuing entity)

                 56-2574328, 56-2574326, 56-2574327, 56-2574318
     56-2574442, 56-2574440, 56-2574251, 56-2574265, 56-2574298, 56-2574301
                                ---------------
                      (I.R.S. Employer Identification No.)

c/o JPMorgan Chase Bank, N.A.
4 New York Plaza, 6th Floor
New York, NY                                                       10004
--------------------------------------                           ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (212) 623-5600
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
          (Former name, former address, if changed since last report)

              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
AV-1              [   ]           [   ]           [ x ]
AV-2              [   ]           [   ]           [ x ]
AV-3              [   ]           [   ]           [ x ]
AV-4              [   ]           [   ]           [ x ]
M-1               [   ]           [   ]           [ x ]
M-2               [   ]           [   ]           [ x ]
M-3               [   ]           [   ]           [ x ]
M-4               [   ]           [   ]           [ x ]
M-5               [   ]           [   ]           [ x ]
M-6               [   ]           [   ]           [ x ]
B-1               [   ]           [   ]           [ x ]
B-2               [   ]           [   ]           [ x ]
B-3               [   ]           [   ]           [ x ]
B-4               [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On May 25, 2006 a distribution was made to holders of Citigroup Mortgage Loan Trust 2006-CB3 C-Bass Mortgage Loan Asset-Backed Certificates, Series 2006-CB3. The distribution report is attached as
         Exhibit 99.1 to this Report on Form 10-D.


Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Statement to Certificateholders on May 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                Citigroup Mortgage Loan Trust 2006-CB3
                                (Issuing Entity)

                            By: Litton Loan Servicing LLC
                                (Servicer)

                                /s/ Elizabeth Folk
                                ------------------------
                                Elizabeth Folk
                                Senior Vice President

                          Date: June 6, 2006

 EXHIBIT INDEX

  Exhibit
  Number    Description

  EX-99.1   Monthly report distributed to holders of Citigroup
            Mortgage Loan Trust 2006-CB3 C-Bass Mortgage Loan Asset-Backed Certificates, Series 2006-CB3 relating to the May 25, 2006 distribution.


                                     EX-99.1

                     Citigroup Mortgage Loan Trust 2006-CB3
         C-Bass Mortgage Loan Asset-Backed Certificates, Series 2006-CB3
                                May 25, 2006

----------------------------------------------------------------------------------------------------------------------------------
                                             DISTRIBUTION IN DOLLARS
----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
 AV1      372,826,000.00   366,328,476.43  12,738,523.36     1,532,284.86  14,270,808.22      0.00      0.00    353,589,953.07
 AV2       97,721,000.00    97,721,000.00           0.00       412,820.74     412,820.74      0.00      0.00     97,721,000.00
 AV3      127,762,000.00   127,762,000.00           0.00       546,116.54     546,116.54      0.00      0.00    127,762,000.00
 AV4       94,547,000.00    94,547,000.00           0.00       411,230.60     411,230.60      0.00      0.00     94,547,000.00
  M1       29,062,000.00    29,062,000.00           0.00       127,857.78     127,857.78      0.00      0.00     29,062,000.00
  M2       25,692,000.00    25,692,000.00           0.00       113,245.63     113,245.63      0.00      0.00     25,692,000.00
  M3       16,005,000.00    16,005,000.00           0.00        70,813.86      70,813.86      0.00      0.00     16,005,000.00
  M4       13,899,000.00    13,899,000.00           0.00        62,654.14      62,654.14      0.00      0.00     13,899,000.00
  M5       12,635,000.00    12,635,000.00           0.00        57,061.56      57,061.56      0.00      0.00     12,635,000.00
  M6       10,530,000.00    10,530,000.00           0.00        48,344.81      48,344.81      0.00      0.00     10,530,000.00
  B1       10,108,000.00    10,108,000.00           0.00        54,751.67      54,751.67      0.00      0.00     10,108,000.00
  B2        9,688,000.00     9,688,000.00           0.00        52,476.67      52,476.67      0.00      0.00      9,688,000.00
  B3        9,267,000.00     9,267,000.00           0.00        50,196.25      50,196.25      0.00      0.00      9,267,000.00
  B4        8,425,000.00     8,425,000.00           0.00        45,635.42      45,635.42      0.00      0.00      8,425,000.00
  CE        4,212,715.61     4,212,715.61           0.00     1,141,782.90   1,141,782.90      0.00      0.00      4,212,715.61
  P               100.00           100.00           0.00       242,519.53     242,519.53      0.00      0.00            100.00
  R                 0.00             0.00           0.00             0.00           0.00      0.00      0.00              0.00
  RX                0.00             0.00           0.00             0.00           0.00      0.00      0.00              0.00
TOTALS    842,379,815.61   835,882,292.04  12,738,523.36     4,969,792.96  17,708,316.32      0.00      0.00    823,143,768.68
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
             FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                          BEGINNING                                                                   ENDING          PASS-THRU
CLASS        CUSIP        PRINCIPAL          PRINCIPAL             INTEREST        TOTAL              PRINCIPAL       RATE
-----------------------------------------------------------------------------------------------------------------------------------
  AV1      12489WQU1      982.57223592     34.16747587           4.10991953         38.27739541     948.40476005      5.019380%
  AV2      12489WQV9    1,000.00000000      0.00000000           4.22448338          4.22448338   1,000.00000000      5.069380%
  AV3      12489WQW7    1,000.00000000      0.00000000           4.27448334          4.27448334   1,000.00000000      5.129380%
  AV4      12489WQX5    1,000.00000000      0.00000000           4.34948333          4.34948333   1,000.00000000      5.219380%
   M1      12489WQY3    1,000.00000000      0.00000000           4.39948317          4.39948317   1,000.00000000      5.279380%
   M2      12489WQZ0    1,000.00000000      0.00000000           4.40781683          4.40781683   1,000.00000000      5.289380%
   M3      12489WRA4    1,000.00000000      0.00000000           4.42448360          4.42448360   1,000.00000000      5.309380%
   M4      12489WRB2    1,000.00000000      0.00000000           4.50781639          4.50781639   1,000.00000000      5.409380%
   M5      12489WRC0    1,000.00000000      0.00000000           4.51615038          4.51615038   1,000.00000000      5.419380%
   M6      12489WRD8    1,000.00000000      0.00000000           4.59115005          4.59115005   1,000.00000000      5.509380%
   B1      12489WRE6    1,000.00000000      0.00000000           5.41666700          5.41666700   1,000.00000000      6.500000%
   B2      12489WRF3    1,000.00000000      0.00000000           5.41666701          5.41666701   1,000.00000000      6.500000%
   B3      12489WRG1    1,000.00000000      0.00000000           5.41666667          5.41666667   1,000.00000000      6.500000%
   B4      12489WRH9    1,000.00000000      0.00000000           5.41666706          5.41666706   1,000.00000000      6.500000%
   CE      12489W9R7    1,000.00000000      0.00000000         271.03251340        271.03251340   1,000.00000000      0.000000%
   P       12489W9S5    1,000.00000000      0.00000000   2,425,195.30000000  2,425,195.30000000   1,000.00000000      0.000000%
 TOTALS                   992.28670553     15.12206623           5.89970565         21.02177188     977.16463931

-----------------------------------------------------------------------------------------------------------------------------------

          If there are any questions or problems with this statement, please contact the Administrator listed below:

                                 Amina Marriott
            JPMorgan Chase Bank, N.A. - Structured Finance Services
                      4 New York Plaza, Floor 6, NY1-E075
                               New York, New York
                              Tel: (212) 623-5415
                       Email: amina.marriott@jpmchase.com

Overcollateralization Amount                                                            4,212,815.61
Target Overcollateralization Amount                                                     4,211,899.08
Overcollateralization Deficiency Amount                                                         0.00
Monthly Excess Interest                                                                 1,141,782.90
Extra Principal Distribution Amount                                                             0.00
Servicing Fee Paid                                                                        348,284.30
Trustee Fee Paid                                                                            1,741.42

Current Advances                                                                          914,333.33

Principal Prepayments                                                                  12,367,721.49

Total Beginning Collateral Balance                                                    835,882,292.04
Total Ending Collateral Balance                                                       823,143,768.68

Total Beginning Number of Loans                                                                3,860
Total Ending Number of Loans                                                                   3,806

Weighted Average Term to Maturity                                                                352

Weighted Average Mortgage Rate for All Loans                                               7.476203%

Weighted Average Net Mortgage Rate for All Loans                                           6.973703%

Weighted Average Mortgage Rate for All Loans                                               7.476203%

Weighted Average Net Mortgage Rate for All Loans                                           6.973703%

                                            Delinquency by Group
                                                  Group 1
          Category                            Number               Principal Balance     Percentage
          1 Month                              94.00                   21,054,428.12          2.56%
          2 Month                              21.00                    4,828,409.54          0.59%
          3 Month                               3.00                    1,102,614.16          0.13%
           Total                              118.00                   26,985,451.82          3.28%

                        Delinquencies Include Bankruptcies and Foreclosures

Foreclosure Group Report
      Group Number             Number of Loans          Principal Balance     Percentage
               1                      2                            658,683.00       0.08%
          Total                       2                            658,683.00       0.08%

Foreclosure Scheduled Loan Report
Group Number    Loan Number  Forclosure  Scheduled          Current     Original
                                Date    Principal Balance  Note Rate   Stated Term   Original LTV Ratio(%)  Loan Origination Date
                                           0.00                0.00000        0.00             0.00
   Total                                   0.00                0.00000        0.00             0.00

Bankruptcy Group Report
       Group Number            Number of Loans          Principal Balance            Percentage
               1                      0                           0.00                    0.00%
          Total                       0                           0.00                    0.00%

Bankruptcy Scheduled Loan Report
 Group Number    Loan Number   Bankruptcy   Scheduled         Current       Original
                                 Date     Principal Balance   Note Rate     Stated Term  Original LTV Ratio(%) Loan Origination Date
                                           0.00                0.00000        0.00        0.00
          Total                            0.00                0.00000        0.00        0.00


 REO Group Report
   Group Number      Number of Loans   Principal Balance     Percentage
            1               0                       0.00           0.00%
       Total                0                       0.00           0.00%

REO Property Scheduled Balance
   Group Number       Loan Number        REO Date       Schedule Principal Balance
                                                                   0.00
       Total                                                       0.00


REO Book Value Report
Group Number           Loan Number       Book Value
                                           0.00


Basis Risk Shortfalls and Net WAC Rate Carry Over Certificate Interest Amounts

AV1 Current Interest Shortfall                                                     0.00
AV1 Cumulative Interest Shortfall                                                  0.00
AV1 Net WAC Rate Carryover Amount Paid                                             0.00
AV1 Net WAC Rate Carryover Remaining                                               0.00

AV2 Current Interest Shortfall                                                     0.00
AV2 Cumulative Interest Shortfall                                                  0.00
AV2 Net WAC Rate Carryover Amount Paid                                             0.00
AV2 Net WAC Rate Carryover Remaining                                               0.00

AV3 Current Interest Shortfall                                                     0.00
AV3 Cumulative Interest Shortfall                                                  0.00
AV3 Net WAC Rate Carryover Amount Paid                                             0.00
AV3 Net WAC Rate Carryover Remaining                                               0.00

AV4 Current Interest Shortfall                                                     0.00
AV4 Cumulative Interest Shortfall                                                  0.00
AV4 Net WAC Rate Carryover Amount Paid                                             0.00
AV4 Net WAC Rate Carryover Remaining                                               0.00

M1  Current Interest Shortfall                                                     0.00
M1  Cumulative Interest Shortfall                                                  0.00
M1  Net WAC Rate Carryover Amount Paid                                             0.00
M1  Net WAC Rate Carryover Remaining                                               0.00

M2  Current Interest Shortfall                                                     0.00
M2  Cumulative Interest Shortfall                                                  0.00
M2  Net WAC Rate Carryover Amount Paid                                             0.00
M2  Net WAC Rate Carryover Remaining                                               0.00

M3  Current Interest Shortfall                                                     0.00
M3  Cumulative Interest Shortfall                                                  0.00
M3  Net WAC Rate Carryover Amount Paid                                             0.00
M3  Net WAC Rate Carryover Remaining                                               0.00

M4  Current Interest Shortfall                                                     0.00
M4  Cumulative Interest Shortfall                                                  0.00
M4  Net WAC Rate Carryover Amount Paid                                             0.00
M4  Net WAC Rate Carryover Remaining                                               0.00

M5  Current Interest Shortfall                                                     0.00
M5  Cumulative Interest Shortfall                                                  0.00
M5  Net WAC Rate Carryover Amount Paid                                             0.00
M5  Net WAC Rate Carryover Remaining                                               0.00

M6  Current Interest Shortfall                                                     0.00
M6  Cumulative Interest Shortfall                                                  0.00
M6  Net WAC Rate Carryover Amount Paid                                             0.00
M6  Net WAC Rate Carryover Remaining                                               0.00

B1  Current Interest Shortfall                                                     0.00
B1  Cumulative Interest Shortfall                                                  0.00
B1  Net WAC Rate Carryover Amount Paid                                             0.00
B1  Net WAC Rate Carryover Remaining                                               0.00

B2  Current Interest Shortfall                                                     0.00
B2  Cumulative Interest Shortfall                                                  0.00
B2  Net WAC Rate Carryover Amount Paid                                             0.00
B2  Net WAC Rate Carryover Remaining                                               0.00

B3  Current Interest Shortfall                                                     0.00
B3  Cumulative Interest Shortfall                                                  0.00
B3  Net WAC Rate Carryover Amount Paid                                             0.00
B3  Net WAC Rate Carryover Remaining                                               0.00

B4  Current Interest Shortfall                                                     0.00
B4  Cumulative Interest Shortfall                                                  0.00
B4  Net WAC Rate Carryover Amount Paid                                             0.00
B4  Net WAC Rate Carryover Remaining                                               0.00



Net Interest Shortfalls PSA Section 1.03                                           0.00
Soldiers and Sailors Relief Act                                                    0.00
Prepayment Interest Shortfall                                                      0.00

Note: SSCRA and PPIS are treated as one (shortfall) amount
Has the Stepdown Date occured?                                                       NO
Note: Stepdown not to occur before April 25, 2009 (unless Senior Certificates are paid in full)

Trigger Event Details

Has the Trigger Event Occured                                                        NO

Rolling 6 Month Prior Delinquency Percentage                             Not Applicable
Total Current Realized Losses                                                      0.00

Cumulative Realized Losses as a Percentage of Original Collateral Balance       0.0000%

Available Funds                                                           17,467,538.19
Interest Remittance Amount                                                 4,729,014.83
Principal Remittance Amount                                               12,738,523.36

Mortgage Loans (Principal Balance) purchased by the Servicer                       0.00

Net Swap Payment made by the Trust to the Swap Provider                      130,388.91

Net Swap Payment made by the Swap Provider to the Trust                            0.00

Swap Termination Payment                                                           0.00

Interest Accrual Period
Start Date                                                               April 25, 2006
End Date                                                                   May 24, 2006
Number of Days in Accrual Period                                                     30

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.